Available-For-Sale Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
U.S. Government-sponsored agency securities, to include shareholders equity									10.00%
Securities, carrying value	$ 1,100,000,000				$ 876,000,000				$ 1,100,000,000	$ 876,000,000
Income tax expense (benefit)	12,753,000	19,844,000	7,215,000	10,646,000	7,937,000	12,287,000	7,781,000	9,473,000	50,458,000	37,478,000	44,435,000
Parent Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Income tax expense (benefit)									16,573,000	8,997,000	1,241,000
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Income tax expense (benefit)									$ 705,000	$ 3,800,000	$ (103,000)